Trade and other receivables (Tables)	6 Months Ended
Feb. 28, 2025
Trade and other receivables
Schedule of trade and other receivables

	As at	As at
	February 28,	August 31,
	2025	2024
	$	$
Trade receivables	132,708	26,222
Sales taxes receivable	135,608	104,270
Other receivables	8,163	8,164
	276,479	138,656

Schedule of aging analysis of receivables

	As at	As at
	Febraury 28,	August 31,
	2025	2024
	$	$
0 – 30	23,300	—
31 – 60	75,799	21,603
61 – 90	3,640	—
91 and over	29,969	4,619
	132,708	26,222